Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

One Financial Center

Boston, Massachusetts 02111

Megan N. Gates Direct dial 617 348-4443 mngates@mintz.com	617 542 6000 617 542 2241 fax

July 1, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Albert C. Lee, Esq.

Re:	Coley Pharmaceutical Group, Inc.
Amendment No. 2 to Registration Statement on Form S-1
Filed June 2, 2005
File No. 333-124176

Ladies and Gentlemen:

On behalf of Coley Pharmaceutical Group, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 3 (“Amendment No. 3”) to the Company’s Registration Statement on Form S-1 (Reg. No. 333-124176), initially filed with the Commission on April 20, 2005 (the “Registration Statement”) and amended on April 28, 2005 and June 2, 2005.

Amendment No. 3 is being filed in response to comments contained in the letter dated June 20, 2005 from Jeffrey Riedler of the Staff (the “Staff”) of the Commission to Robert L. Bratzler, the Company’s President and Chief Executive Officer. The comments and responses set forth below are keyed to the numbering of the comments and the headings used in the Staff’s letter and are based upon information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by the Company. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement set forth in Amendment No. 3. Page numbers referred to in the responses reference the applicable pages of Amendment No. 3.

Boston Washington Reston New York Stamford Los Angeles London

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

On behalf of the Company, we advise you as follows:

FORM S-1

1.	Comment: We note your response to comment 8 and reissue the comment. Please revise to limit the summary discussion of your product candidates to an identification of the target indication, the stage of clinical trials and the identification of the collaborative partners. Move the discussion of the results of clinical trials to the Business section. Additionally, the discussion in the Business section should include qualifying language explaining that later stage clinical trials might not support the finding presented.

Response: The Company has revised the disclosure on pages 2, 3, 59, 60 and 66 of Amendment No. 3 in response to the Staff’s comment.

Risk Factors

Because we have limited manufacturing experience, we depend on third-party…, page 15

2.	Comment: We note your response to comment 17. We understand from your analysis, there are at least two manufacturers who can provide you with the Actilon compound and that production of the compound is not complex. Additionally, there are others who can provide you with this compound and these third-party manufacturers can supply you with your preclinical and clinical needs with minimum disruption. However, we note your statement in the risk factor, “there are very few third-party manufacturers that have sufficient production capacity to manufacture all of our TLR Therapeutic product candidates either for our clinical trials or on a commercial scale.” Please revise to eliminate the inconsistency.

Response: The Company has revised the disclosure on page 16 in response to the Staff’s comment.

If the combination of patents, trade secrets and contractual provisions…, p. 17

3.	Comment: We note your response to comment 21 and reissue the comment. Please revise the discussion to identify your product candidates that would be affected if Dynavax’s actions are successful.

Response: The Company has revised the disclosure on pages 18 and 77 in response to the Staff’s comment.

Use of Proceeds, page 27

4.	Comment: We note your response to comment 27 and reissue the comment. Your “Use of Proceeds” should provide estimates of the amounts expected to be spent on each

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

product candidates and the stage of development you expect to achieve with these proceeds.

Response: The Company has revised the disclosure on page 28 in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations, page 39

Quarters Ended March 31, 2005 and 2004, page 39

Research and Development Expenses, page 39

5.	Comment: Refer to your response to comment 30. Your disclosure appears to indicate that you now track certain of the expenditures at a project level, refer to the second paragraph under the table “Research and Development Expenses” where you discuss certain clinical expenses on a project basis. Please disclose the expenditures by major research and development project for the periods in which you actually tracked these expenses at that level.

Response: The Company has revised the disclosure on page 40 of Amendment No. 3 in response to the Staff’s comment.

Liquidity and Capital Resources, page 44

6.	Comment: We note your response to comment 31 and reissue the comment in part. Please indicate if you expect to raise additional funds in the next 24 months. If you are unable to determine whether you will or not, please disclose the reasons. This information was not asked for supplementally but rather as disclosure in your prospectus. Please revise accordingly, we may have further comments.

Response: The Company has revised the disclosure on page 48 of Amendment No. 3 in response to the Staff’s comment.

Business

Other Commercial Collaborations, page 72

7.

Comments: We note your response to comment 31. Please provide us with your analysis supporting your determination that the agreement is not material. Additionally, as the agreement was previously filed in a redacted format with a confidential treatment request, you cannot simply delete it from your list of exhibits. We may issue comments on your

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

confidential treatment request for this agreement and may require you to refile the agreement restoring some of the redacted information.

Response: The Company notes supplementally to the Staff that the technology that it has licensed from Boston University under this agreement is at a very early, preclinical stage of development. This technology is one of several early stage drug development programs currently being evaluated by the Company, which may never enter clinical development, and the value of which is uncertain at this time. The upfront payment ($25,000) and the annual maintenance fees ($10,000 per year until 2008, $25,000 per year for 2008-2012) under this agreement, which are creditable against future royalties, are also not material to the Company’s business. As a result, the Company believes that this agreement as a whole is not material to the Company’s business.

8.	Comment: We note your responses to comments 38, 39 and 40 related to the duration of agreements. For agreements that expire on the expiration of the latest to expire patent, please disclose when the latest to expire patent is scheduled to expire.

Response: The Company has revised the disclosure on page 73 of Amendment No. 3 in response to the Staff’s comment.

9.	Comment: We note your response to comment 40 and reissue the comment. Please disclose the total aggregate amount you may be entitled to receive under the terms of your license agreement with Qiagen (now Merial Limited). While we are willing to grant confidential treatment for the amounts of individual payments, the aggregate amounts must be disclosed in your registration statement. Please revise your Form S-1 to include all aggregate payments pursuant to your agreements for which you have requested confidential treatment. We may have further comments.

Response: The Company has revised the disclosure on page 73 of Amendment No. 3 in response to the Staff’s comment.

Intellectual Property, page 75

10.	Comment: We note your response to comment 45. You have disclosed that you have nine other patents relating to other potential TLR Therapeutics. Please revise to identify any product candidate that they relate to or state that you do not currently have any product candidates that rely on these patents.

Response: The Company has revised the disclosure on page 77 of Amendment No. 3 in response to the Staff’s comment.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

Principal Stockholders, page 95

11.	Comment: We note your response to comment 53 and reissue the comment in part. Please provide the full name(s) of the natural persons having voting, dispositive or investment powers over the shares held by the entities affiliated with DWS Investment GmbH. Additionally, it is not clear whether Karsten Henco is a natural person or an entity, if an entity, please provide similar disclosure.

Response: The Company has revised the disclosure on page 101 in response to the Staff’s comment, and have clarified that Karsten Henco is a natural person.

Notes to the Consolidated Financial Statements

3. Summary of Significant Accounting Policies

Deferred Royalty Fees, page F-11

12.	Comment. We note your response to our comment number 61. It appears that you assert that the deferral of the royalty payments is appropriate because you are required to defer the revenue and recognize this revenue over the term of the agreement. Please clarify if our understanding of this treatment is correct. Also tell us for which agreements you are deferring revenue and royalties and explain better to us how the revenue recognized specifically relates to the deferred royalty payments. Additionally, we are unsure of the applicability of SAB Topic 13.A.3.f. Question 5 relates to a specific transaction, and not a broad application of the literature. Also note that all other literature cited in your response is very specific to those transactions and analogy to that literature does not appear justified. Please provide additional support for your accounting treatment.

Response: The Company notes for the Staff that it has licensed the rights to technology from universities (Ottawa Health and Research Institute and the University of Iowa Research Foundation). Pursuant to the terms of its license agreements with the universities, if the Company sublicenses the technology as part of research collaborations to customers, it owes a royalty to the university on any proceeds received by the Company from its collaborative partners.

The Company has entered into several collaborations whereby it has sublicensed this technology including its deals with GlaxoSmithKline, sanofi-aventis, Chiron Corporation and Pfizer. The Company generally receives upfront non-refundable payments when it enter into these arrangements, and receipt of those payments triggers a corresponding royalty payable to the universities. The royalty is due and payable to the universities based upon cash receipts under the collaborations.

These research collaborations are generally multiple element arrangements whereby revenue is recognized over the period of the Company’s performance. The Company

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

defers the upfront payments received under the collaborations and recognizes them as revenue over the period of its performance. Since the royalty is due to the universities upon cash receipt, the timing of the royalty payment does not match the recognition of the related revenue.

Royalties have only been deferred 1) if it relates to a specific revenue transaction and 2) the associated revenue has not been recognized. For example, under the Company’s GlaxoSmithKline arrangement, revenue has been deferred and is being recognized over the Company’s performance period. The Company has deferred the royalties related to the upfront fees/milestones it has received and is matching the royalty expense with the revenue recognition pattern. Under the Company’s collaboration with sanofi-aventis, it has completed its performance obligations and the revenue under this arrangement has been recognized. The royalties associated with this collaboration have been expensed to match the associated revenue recognition and no amounts are deferred as of December 31, 2004.

If the Company were to expense the royalty costs at inception of the contract, it would incur a loss immediately on the contract, since no revenue is generally recognized at inception of the contract. Future periods would then benefit from the recognition of revenue and profit margin without the corresponding costs.

The Company believes SAB Topic 13 does provide a basis for cost deferral via an analogy to Technical Bulletin 90-1 and Statement 91. SAB Topic 13.A.3.f Question 3 provides as an example of a fact pattern that is outside the scope of the above referenced literature. The response to this question indicates that incremental direct costs incurred related to the acquisition or origination of a customer contract in a transaction that results in a deferral of revenue may be either expensed or accounted for in accordance with paragraph 4 of Technical Bulletin 90-1 or paragraph 5 of statement 91, even though it is outside the scope of those interpretations.

The Company believes the royalty owed to the university can be viewed as a cost directly related to the acquisition of a customer contract. The Company legally could not have entered the contract with GSK without incurring the royalty payments to the university. The royalty is in substance a fee that must be paid to the university to acquire the rights to sublicense the technology. Without obtaining this right, the Company could not have entered the license arrangement with GSK. This royalty is directly related to the GSK contract, is incremental in nature and would not have otherwise been incurred. The Company believes that such a cost would qualify for deferral under Statement 91 and FTB 90-1. In the Company’s GSK arrangement, the contract terms include both up-front payments as well as contingent payments. The Company believes that the royalty on both the upfront payment and the contingent payments would be appropriate to defer under this model.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

The Company also notes that Russell Hodge, Professional Accounting Fellow, Office of the Chief Accountant gave a speech in 2003 at the Thirty First AICPA National Conference on Current SEC Developments. In this speech, Mr. Hodge addressed the accounting for costs in a multiple element arrangement where revenue is deferred. Mr. Hodge concluded that there were situations outside the scope of Technical Bulletin 90-1 and Statement 91 where it would be appropriate to defer costs consistent with those accounting models. The Company believes that its fact pattern and the accounting treatment are consistent with the examples and concepts articulated in that speech and therefore analogies to Technical Bulletin 90-1 and Statement 91 are appropriate. Mr. Hodge further commented in his 2004 speech that costs eligible for capitalization must have been incurred in connection with specific customer contracts. The costs the Company has capitalized are contract specific.

The Company notes for the Staff that the vast majority of its deferred costs relate to its GSK agreement. The following information may be useful in understanding the facts and rationale for the deferral of these costs and how they relate to the concepts Mr. Hodge articulated in his speech.

Under the Company’s contract with GSK, there are essentially two elements. The first element is the granting of a license to our technology for use in R&D activities to be performed by GSK within a defined field of use. The Company received non-refundable up front payments related to the technology license and the Company is also entitled to contingent license payments from GSK as they attain certain development milestones associated with product commercialization (such as initiation of clinical trials or attaining regulatory approvals). Since the Company is not performing ongoing specified R&D services under this arrangement, any contingent payments received by the Company are not considered substantive milestones and are recognized in a manner consistent with the Company’s accounting treatment for the non-refundable up front payment (over the term of the arrangement). Revenue and the associated royalty expense related to substantive milestones would be recognized as incurred (no amounts would be deferred). The second element in this arrangement is a right provided to GSK which entitles them to future technology within their licensed field of use on a when and if available basis. While the Company is not obligated to develop anything further, if it does, GSK has the option to receive it. The Company has concluded that this second element is a deliverable that precludes the Company from recognizing revenue on the license as a separate standalone unit of accounting. As such the non-refundable up front payment and any contingent license fees received upon GSK achieving development milestones are being deferred and recognized over the term of the arrangement.

For any payments received from GSK under this arrangement, the Company is obligated to pay a portion of the fee received to the university from whom it licensed the original

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

technology (royalty payment). Under this accounting model, if the Company were to expense the royalty payment associated with the license (both up front payments and contingent payments), it would incur a loss on the delivered element.

The Company believes that in arrangements where revenue deferral is due to the inability to separate the deliverables, it is appropriate to defer the associated costs because expensing such costs would be inconsistent with ARB 43 chapter 4 which indicates that that matching of appropriate costs against revenue in order that there may be a proper determination of realized income is a major objective.

Russell Hodge in his 2003 speech indicated that the SEC staff has objected to costs being capitalized in excess of deferred revenue, except in limited circumstances where, at a minimum an enforceable contractual arrangement exists. In the Company’s fact pattern, the amounts of the royalty payments deferred are significantly below the amount of revenue that has been deferred. Mr. Hodge’s analysis indicates that when evaluating whether it is appropriate to defer or expense costs, the Staff believes the focus should be on whether an asset is generated and should be recognized in connection with the revenue arrangement. Mr. Hodge goes on to site several examples where the costs in a revenue arrangement may result in the recognition of an asset. One example indicated an asset existed as a result of the incurrence of costs where a loss was incurred on the delivered item and the loss was considered an investment in the remainder of the contract if the revenue allocated to the remaining deliverables is an amount greater than the fair value of such deliverables.

In the Company’s fact pattern, it has incurred a loss on the delivery of the license since all the consideration was ascribed to the undelivered element (technology upgrade right). In addition, when the Company receives a milestone payment from GSK due to them achieving a predefined development objective, the associated revenue is deferred and ascribed to the undelivered element. Therefore the royalty associated with the milestone, if expensed, would result in an additional loss being recognized. Since the entire contract consideration has been ascribed to the right to receive future technology on a when and if available basis (undelivered element), and the Company can not separate the deliverables, the Company believes the revenue allocated to the undelivered element (future technology right) is in excess of its fair value. The Company is not incurring significant ongoing costs associated with this contract and it has not delivered any “next generation” technology since the inception of the initial contract in 1998. This further supports that the economic value to the customer was the delivery of the initial license, and the revenue allocated to the undelivered element is in excess of its fair value. The Company believes these facts are consistent with the fact pattern Mr. Hodge described in his 2003 speech and support the recognition of an asset.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

In summary, the Company believes the royalty paid (loss incurred) on the GSK arrangement represents an investment in the contract that will be realized as the Company earns the deferred revenue in future periods. Since the Company is unable to separate the elements of the contract, it believes it is appropriate to defer the cost to match it with the economic benefits that will be received as the revenue associated with the undelivered element is earned, consistent with the concepts in ARB 43. The Company also believes the nature of these costs can be viewed as a cost of the contract origination, and there capitalization is consistent with FAS 91 and FTB 90-1.

8. Redeemable Convertible Preferred Stock, page F-19

Financing History, page F-19

13.	Comment: Refer to your response to comment 63. Please note that we may have additional comments related to the valuations used and discussed in the response when the price range for the offering becomes known.

Response: The Company notes the Staff’s comment.

Conversion Rights, page F-22

14.	Comment: Refer to your response to comment 67. Please provide to us your analysis of the impact that Issue 7 of EITF 00-27 had on the adjustments to the conversion prices of these preferred shares. Include a detailed explanation of any calculations and assumptions used in this determination.

Response: The Company’s Series B through E Preferred Stock contain contractual terms requiring the conversion price to be adjusted (reduced) in the event of a subsequent round of financing at a lower price.

Issue 7 of EITF 00-27, which requires recognition of a contingent BCF when the contingent event (e.g., subsequent round of financing) occurs, applies prospectively to convertible securities issued after November 16, 2000 as noted in par 37 of EITF 00-27. The Company notes for the Staff that the Series B through E Preferred Stock were issued prior to November 16, 2000 (issue dates were between 1997 and October 2000). Therefore, the Series B through E Preferred Stock are not subject to the measurement and recognition guidance for contingent BCFs under Issue 7 of 00-27.

EITF Topic D-60 and EITF 98-5 are applicable to the Series B through E Preferred Stock (depending upon their issue dates), however, they provide either no or limited guidance on the measurement and recognition of a contingent BCF.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

Topic D-60 did not address/provides no guidance on the question of a contingent BCF. Under Topic D-60, there is a final measurement date of the BCF on the issuance date of the security.

EITF 98-5 did address contingent BCFs but provided limited guidance on the accounting for contingent BCFs. Paragraph 2 of EITF 98-5 states, “Certain convertible securities may have a conversion price that is variable based on future events such as a subsequent round of financing at a lower price than the convertible securities’ original conversion price.....” Paragraph 13 of EITF 98-5 states: The Task force discussed the a) accounting for a security that becomes convertible only upon the occurrence of a future event outside the control of the issuer and b) a security that is convertible from inception but contains conversion terms that change upon the occurrence of a future event. The Task Force reached a consensus that any contingent beneficial conversion feature should be measured at the commitment date but not recognized in earnings until the contingency is resolved.”

EITF 98-5 did not provide any guidance on contingent BCFs that were incapable of being measured on the commitment date, that is, where the conversion price (or the number of common shares a holder could convert into) could not be determined until the contingency resolution date.

Issue 7 of 00-27 subsequently addressed this question but Issue 7 applies prospectively. Issue 7 states: “The Task Force reached a consensus that if the terms of a contingent conversion option do not permit an issuer to compute the number of shares that the holder would receive if the contingent event occurs and the conversion price is adjusted, an issuer should wait until the contingent event occurs and then compute the resulting number of shares that would be received pursuant to the new conversion price. As noted above, EITF 00-27 Issue 7 is to be applied prospectively and as such does not apply to the Company’s preferred stock.

Case 3 of 98-5 provides an example of a convertible instrument containing fixed terms that contractually change based upon a future event (an IPO). The Company believes that an IPO and a subsequent round of financing are similar future events and that both are subject to the guidance in 98-5. However, the contingent BCF in Case 3 is possible of being measured at the commitment date based upon facts/information existing at the commitment date whereas a commitment date measurement of the contingent BCF is not possible in the Company’s fact pattern.

Under Case 3, the BCF is calculated at the commitment date assuming that the IPO (the contingent event) occurred on the commitment date. That is, the IPO price is assumed to be the $50 commitment date fair value of common stock. Upon an IPO, the conversion price is reduced from the initial conversion price of $40 to the lower of 80% of the IPO price or $30. Thus, under Case 3 of 98-5, the contingent BCF is measured at the

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

commitment date based upon a conversion price of $30 (the lesser of the assumed $50 IPO price x 80% or $30). Under 98-5, even if the actual IPO price is $20 (with the result that the holder can contractually convert the preferred stock into common stock at the lower of $20 x 80% =$16 or $30), the contingent BCF under 98-5 is still measured based upon the $50 assumed IPO price. This is because 98-5 has its underpinnings in APB 14, an issuance date measurement model. That is, while 98-5 migrated from an issue date measurement model to a commitment date measurement model, it retained the concept of measurement of the contingent BCF at the commitment date using the facts/ information known at the commitment date. As 98-5 began to be applied by companies, it became apparent that there were circumstances where the contingent BCF was incapable of being measured on the commitment date, thus resulting in the issuance of the prospective guidance in Issue 7 of 00-27.

In the Company’s fact pattern, a contingent BCF was triggered under the contractual terms of the original security resulting from the subsequent Series F round of financing. Such contingent BCF was incapable of measurement on the commitment date using facts/information existing on the commitment date. This is because the adjustment to the conversion price was required to be determined under the preferred stock indenture based upon the future sales price of the subsequent round of financing.

In addition, in the Company’s fact pattern, the terms of the new round of financing (Series F) required us to enter into an amendment to the feature in the original terms of the preferred stock requiring us to adjust the conversion price in our outstanding preferred stock in the event of a subsequent financing. The amendment resulted in the holders of the outstanding preferred stock being able to convert their preferred stock into fewer conversion shares following the Series F closing than would be the case under the original terms of their unmodified indentures.

The changes to the conversion price of our outstanding Series B thorough E securities was not a contractual change triggered by the occurrence of a contractual event specified in the indenture. Rather, the change to the conversion price was the result of a subsequent negotiation with our existing preferred stockholders and amendment to their preferred stock indentures before the Series F financing closed). The amendment was a broad amendment to the terms of the outstanding preferred stock, one element of which altered the original contractual provision providing for adjustment of the conversion price in the event of a subsequent round of financing.

Because EITF 98-5 did not provide any guidance on contingent BCFs that were incapable of being measured on the commitment date and because Issue 7 of EITF 00-27 subsequent did address this question and required prospective application, we do not believe that a contingent BCF is required under 98-5 for our preferred stock subject to 98-5.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

In addition, given the amendment to the preferred stock, the applicability of EITF 98-5 is in question. We believe EITF 98-5 addresses changes to the conversion price after the issuance date that result from (are triggered by) contractual terms in the original security. EITF 98-5 did not address subsequent amendment/modifications to the conversion option in outstanding preferred stock. Further, in the Company’s fact pattern, the changes to the outstanding preferred stock were not limited solely to the conversion ratio. Rather, in the Company’s more complex transaction, changes to the original terms of the Series B through E Preferred Stock included changes to voting rights, liquidation preference, dividend rights and changed conversion terms.

Based upon the nature and timing of the subsequent modifications/amendment to the original indenture terms of the Series B through E Preferred Stock, the Company believes that the substance of this preferred stock amendment, entered into prior to and as a condition of the Series F closing, represents a transfer of wealth between preferred shareholder groups, that is from Series B through E to Series F, which is not subject to the contingent BCF rules in EITF 98-5 and which wealth transfer does not require recognition in the financial statements, consistent with other transactions among shareholder groups.

The Company also considered the impact the modification to the preferred securities had from the perspective of the common shareholder. If one were to view the modified security as a new issuance, and apply the guidance contained in EITF 00-27 as of the modification date to the “new security”, the Company does not believe a BCF existed. Based on the Company’s calculations included in Exhibit A, each of the Series B through E Preferred Stockholder did not receive intrinsic value as of the modification date (they would be out of the money if immediately converted). This is consistent with the nature of the modification, whereby the Series B through E Preferred Stockholder were giving up value such that the Series F stockholder would not be diluted. Again we emphasize that the Series B through E Preferred Stockholders were entitled to more favorable contractual terms and they agreed to give up those benefits. The common stock holder would have been further diluted under the original terms. Under EITF 98-5 and Topic D-60, a BCF charge was not required as of the original measurement date related to the anti-dilution provisions. In addition, as of the modification date, the B through E conversion terms were out of the money and a BCF would not be required under EITF 00-27 if you viewed the modified security as a new issuance.

We hope that the above responses will be acceptable to the Staff. If you have any questions or comments regarding Amendment No. 3 or the foregoing, kindly contact the undersigned at (617) 348-4443 or William T. Whelan of this firm at (617) 348-1869. Thank you for your time and attention.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

July 1, 2005

Very truly yours,

/s/ Megan N. Gates
Megan N. Gates

cc:	Securities and Exchange Commission

Jeffrey P. Riedler

Albert Lee

Tabitha Atkins

Jim Atkinson

Coley Pharmaceutical Group, Inc.

Charles Abdalian

Charles Yon

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

William T. Whelan

Michael R. Harrington

Ropes & Gray LLP

Patrick O’Brien

Exhibit A

The Company has concluded no beneficial conversion feature existed and its calculation is as follows:

Series	Allocated Proceeds (1)	Original Shares	Adjusted Conversion Ratio	Adjusted Shares
B	$2,000,000	591,000	1.654576	977,854
C	$12,760,000	4,355,000	1.711058	7,451,656
D	$39,977,000	3,759,088	2.221067	8,349,186
E	$28,969,000	1,815,992	2.346044	4,260,397

(1)	Series C proceeds have been reduced by the value ascribed to the warrant ($964,000) issued in connection with the Series C Preferred Stock.

	Series
	B	C	D	E
Fair Value of common stock (2)	$0.60	$0.60	$0.60	$0.60
Conversion price per share (3)	2.05	1.71	4.79	6.80

Intrinsic value per share	$(1.45)	$(1.11)	$(4.19)	$(6.20)

(2)	The Company believes the fair value of its common stock in 2003 when the Series F Preferred Stock was issued was $0.60 per share. The Series F Preferred Stock was sold to new investors for $1.42 per share and has superior rights to the common stock including mandatory redemption provisions, guaranteed dividends, liquidation preferences, among other provisions. See the Company’s prior response to the Staff’s comment number 63 for support regarding the fair value of its common stock.

(3)	Calculated as the allocated proceeds divided by the adjusted shares.

A-1